CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 211,436	$ 30,752	¥ 195,303
Restricted cash	30,072	4,374	2,350
Short term investments, available for sale	47,208	6,866	128,042
Short term investments, held to maturity	70,000	10,181	93,000
Accounts receivable, net	18,132	2,637	24,511
Amounts due from a related party	1,105	161	0
Prepaid and other current assets, net	134,770	19,601	129,517
Loan receivable, current	42,677	6,207	0
Total current assets	555,400	80,779	572,723
Non-current assets:
Property and equipment, net	165,933	24,134	168,423
Land use rights, net	1,804	262	1,848
Intangible assets, net	92,412	13,441	96,769
Goodwill	73,166	10,642	73,166
Deferred tax assets, net	10,240	1,490	8,222
Long-term loan receivables	0	0	42,677
Other non-current assets, net	11,264	1,638	13,592
Total non-current assets	354,819	51,607	404,697
Total assets	910,219	132,386	977,420
Current liabilities:
Deferred revenue (including consolidated VIE amount without recourse to the Company of RMB 109,878 and RMB 116,753 as of December 31, 2017 and 2018, respectively)	124,250	18,071	114,396
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB 19,809 and RMB 8,996 as of December 31, 2017 and 2018, respectively)	13,583	1,977	23,414
Accrued and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 219,009 and RMB 192,302 as of December 31, 2017 and 2018, respectively)	256,325	37,270	418,998
Borrowing from third party, current	41,179	6,000	0
Income taxes payable (including consolidated VIE amount without recourse to the Company of RMB 201,810 and RMB 206,871 as of December 31, 2017 and 2018, respectively)	207,114	30,123	202,314
Amounts due to related parties (including consolidated VIE amount without recourse to the Company of RMB 3,430 and RMB 2,417 as of December 31, 2017 and 2018, respectively)	2,696	392	3,430
Total current liabilities	645,147	93,833	762,552
Non-current liabilities:
Long-term borrowings from third party	0	0	39,205
Consideration payable for acquisitions	1,322	192	6,766
Other non-current liabilities	979	142	2,938
Total non-current liabilities	2,301	334	48,909
Total liabilities	647,448	94,167	811,461
Commitments and contingencies
EQUITY
Preferred shares (US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2017 and 2018)	0	0	0
Additional paid-in capital	3,507,123	510,090	3,456,307
Statutory reserve	20,149	2,931	20,036
Accumulated deficit	(3,271,838)	(475,869)	(3,316,715)
Accumulated other comprehensive income	8,305	1,208	6,876
Total Ambow Education Holding Ltd.'s equity	264,557	38,479	167,234
Non-controlling interests	(1,786)	(260)	(1,275)
Total equity	262,771	38,219	165,959
Total liabilities and equity	910,219	132,386	977,420
Common Class A [Member]
EQUITY
Ordinary shares	728	106	640
Total equity	728		640
Common Class C [Member]
EQUITY
Ordinary shares	90	$ 13	90
Total equity	¥ 90		¥ 90